Summary of Significant Accounting Policies - Summary of Significant Accounting Estimates (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Summary of Significant Accounting Estimates [Abstract]
Revenue, Net	$ 22,400,000,000
Provision for restructuring and asset impairments	153,000,000	33,000,000		483,000,000
Provision for receivables	127,000,000	154,000,000		180,000,000
Provisions for litigation and regulatory matters	(1,000,000)	11,000,000		(4,000,000)
Provision for obsolete and excess inventory	30,000,000	39,000,000		31,000,000
Provision for product warranty liability	29,000,000	30,000,000		33,000,000
Depreciation and obsolescence of equipment on operating leases	279,000,000	294,000,000		313,000,000
Depreciation of buildings and equipment	452,000,000	405,000,000		379,000,000
Amortization of internal use software	116,000,000	91,000,000		70,000,000
Amortization of product software	19,000,000	11,000,000		7,000,000
Amortization of acquired intangible assets	328,000,000	401,000,000		316,000,000
Amortization of customer contract costs	107,000,000	49,000,000		12,000,000
Defined benefits plans - net periodic benefit cost	300,000,000	177,000,000	[1]	304,000,000
Retiree health benefits - net periodic benefit cost	11,000,000	14,000,000		32,000,000
Income tax expense	277,000,000	386,000,000		256,000,000
Curtailment gain	0	107,000,000		0
Deferred Set-up Costs, Current	356,000,000	294,000,000
Weighted Average Life, Services Revenue, Deferred Set-up Costs	7 years 0 months 0 days
Amortization expense, customer contract costs	103,000,000
Sustaining engineering costs	$ 110,000,000	$ 108,000,000		$ 128,000,000

[1]	(1)2011 includes $107 pre-tax curtailment gain - refer to Note 15 - Employee Benefit Plans for additional information.